Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 30, 2013	Oct. 07, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 12,732	$ 12,000	$ 8,586
Common stock, par value (USD per share)	$ 0.01		$ 0.01
Common stock, shares authorized (in shares)	135,000,000		135,000,000
Common stock, issued (in shares)	12,561,414		12,561,414
Common stock, outstanding (in shares)	12,561,414		12,561,414